Schedule Of Warrant Derivative Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Warrant Derivative Liability
Warrant derivative liability	$ 17,140
Total	$ 17,140